Stockbased Compensation, Stock Option Disclosures (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Stock Price Volatility		21.00%	24.00%	25.00%
Risk Free Interest Rate		1.20%	1.40%	1.30%
Expected Life of Options (years)		4 years 4 months	4 years 4 months	4 years 5 months
Expected Annual Dividend		0.50%	0.50%	0.50%
Weighted Average Grant Date Fair Value of Options Granted in Period (in dollars per share)		$ 24.54	$ 27.04	$ 26.89
Total Intrinsic Value of Options Exercised in Period		$ 176.0	$ 181.0	$ 208.0
Options Outstanding [Roll Forward]
Options Outstanding, Beginning Balance		9.6
Granted		1.8
Exercised		(2.2)
Canceled / Expired		(0.4)
Options Outstanding, Ending Balance		8.8	9.6
Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period (in dollars per share)		$ 85.30
Grants in Period, Weighted Average Exercise Price (in dollars per share)		131.22
Exercises in Period, Weighted Average Exercise Price (in dollars per share)		62.55
Canceled / Expired in Period, Weighted Average Exercise Price (in dollars per share)		119.52
Options Outstanding, Weighted Average Exercise Price, End of Period (in dollars per share)		$ 98.69	$ 85.30
Options Outstanding, Weighted Average Remaining Contractual Term		3 years 11 months
Options Vested and Unvested Expected to Vest		8.5
Options Vested and Unvested Expected to Vest, Weighted Average Exercise Price (in dollars per share)		$ 97.50
Options Vested and Unvested Expected to Vest, Weighted Average Remaining Contractual Term		3 years 10 months
Options Vested and Unvested Expected to Vest, Aggregate Intrinsic Value	[1]	$ 371.7
Options Exercisable		4.6
Options Exercisable, Weighted Average Exercise Price (in dollars per share)		$ 75.05
Options Exercisable, Weighted Average Remaining Contractual Term		2 years 8 months
Options Exercisable, Intrinsic Value	[1]	$ 307.1
Common Stock, Market Value Per Share		$ 141.10
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period		3 years
Option Term		7 years
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period		5 years
Option Term		10 years

[1]	Market price per share on December 31, 2016 was $141.10. The intrinsic value is zero for options with exercise prices above the market price.